Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value NIS 48.00 per share
Amount Registered | shares	2,267,857
Proposed Maximum Offering Price per Unit	1.51
Maximum Aggregate Offering Price	$ 3,424,464.07
Fee Rate	0.01381%
Amount of Registration Fee	$ 473.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for an ordinary share of the Registrant as reported on The Nasdaq Capital Market on January 23, 2026, which date is a date within five business days prior to the filing of this registration statement.

The Registrant will not receive any proceeds from the sale of its ordinary shares by the selling stockholder.

All of the ordinary shares are to be offered for resale by the selling stockholder named in the prospectus contained in this Registration Statement on Form F-1.